Fair Value Information on Financial Instruments - Summary of Reconciliation of Level 3 Fair Value Measurements of Financial Liabilities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Beginning balance		$ 54,838,073
Losses/ (Gains) on financial liabilities at fair value through profit or loss	$ 1,206	35,732	$ (1,025,012)	$ 703,368
Ending balance		49,766,647	54,838,073
Non-recurring fair value measurement [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance		773,908	1,798,920	1,095,552
Losses/ (Gains) on financial liabilities at fair value through profit or loss		35,732	(1,025,012)	703,368
Ending balance		$ 809,640	$ 773,908	$ 1,798,920